SUPPLEMENT DATED FEBRUARY 7, 2005
TO THE PROSPECTUS and
THE STATEMENT of ADDITIONAL INFORMATION of
INTEGRITY MANAGED PORTFOLIOS

Dated November 30, 2004

TO THE PROSPECTUS AND THE SAI

I.         Under the headings “How to Sell Shares” beginning on page 56 of the prospectus and “Redemption of Shares” beginning on page 61 of the SAI, please note the following:

a. A properly completed shareholder authorization form must accompany all redemption requests executed through your dealer or agent.

b. Telephone redemption requests by dealers or agents will no longer be processed unless authorized in writing by the shareholder of record.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE